Leases - Future net minimum lease payments for capital leases and the present value of the net minimum lease payment (Details) $ in Millions	Dec. 31, 2019 USD ($)
Land And Building [Member]
Operating Leases
2020	$ 222
2021	178
2022	137
2023	105
2024	86
Thereafter	226
Total minimum lease payments	954
Less amount representing estimated executory costs included in total minimum lease payments	0
Net minimum lease payments	954
Difference between undiscounted cash flows and discounted cash flows	(98)
Present value of minimum lease payments	856
Finance Leases
2020	23
2021	24
2022	23
2023	20
2024	21
Thereafter	84
Total minimum lease payments	195
Less amount representing estimated executory costs included in total minimum lease payments	(1)
Net minimum lease payments	194
Difference between undiscounted cash flows and discounted cash flows	(59)
Present value of minimum lease payments	135
Machinery And Equipment [Member]
Operating Leases
2020	86
2021	41
2022	21
2023	10
2024	8
Thereafter	5
Total minimum lease payments	171
Less amount representing estimated executory costs included in total minimum lease payments	0
Net minimum lease payments	171
Difference between undiscounted cash flows and discounted cash flows	(5)
Present value of minimum lease payments	166
Finance Leases
2020	14
2021	11
2022	8
2023	4
2024	1
Thereafter	0
Total minimum lease payments	38
Less amount representing estimated executory costs included in total minimum lease payments	0
Net minimum lease payments	38
Difference between undiscounted cash flows and discounted cash flows	(2)
Present value of minimum lease payments	$ 36